Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 29, 2018
Registrant Name	Angel Oak Funds Trust
Central Index Key	0001612930
Amendment Flag	false
Document Creation Date	Mar. 29, 2018
Document Effective Date	Mar. 31, 2018
Prospectus Date	Mar. 31, 2018
Angel Oak UltraShort Income Fund | Class A
Prospectus:
Trading Symbol	AOUAX
Angel Oak UltraShort Income Fund | Institutional Class
Prospectus:
Trading Symbol	AOUIX
Angel Oak UltraShort Income Fund | Class C
Prospectus:
Trading Symbol	AOUCX